Operating assets and liabilities - Property, plant and equipment - Property, Plant and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	kr 35,247
End of the year	41,891	kr 35,247
Additions for property plant and equipment that have not yet been paid	1,893	1,992
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	13,098
End of the year	15,631	13,098
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	5,991
End of the year	7,541	5,991
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,797
End of the year	1,873	1,797
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	14,361
End of the year	16,846	14,361
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	64,661	58,024
Additions during the year	9,537	8,688
Disposals during the year	(1,867)	(686)
Transfer from assets under construction	0	0
Effect of exchange rate adjustment	107	(1,365)
End of the year	72,438	64,661
Carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	22,032	20,190
Additions during the year	222	895
Disposals during the year	(267)	(133)
Transfer from assets under construction	3,448	1,516
Effect of exchange rate adjustment	(34)	(436)
End of the year	25,401	22,032
Carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	23,799	23,165
Additions during the year	365	502
Disposals during the year	(1,422)	(367)
Transfer from assets under construction	2,667	964
Effect of exchange rate adjustment	3	(465)
End of the year	25,412	23,799
Carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	4,469	4,130
Additions during the year	175	263
Disposals during the year	(178)	(186)
Transfer from assets under construction	295	401
Effect of exchange rate adjustment	18	(139)
End of the year	4,779	4,469
Carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	14,361	10,539
Additions during the year	8,775	7,028
Disposals during the year	0	0
Transfer from assets under construction	(6,410)	(2,881)
Effect of exchange rate adjustment	120	(325)
End of the year	16,846	14,361
Depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(29,414)	(27,845)
Depreciation for the year	2,809	2,638
Impairment losses for the year	116	117
Depreciation and impairment losses reversed on disposals during the year	(1,744)	(621)
Effect of exchange rate adjustment	48	565
End of the year	(30,547)	(29,414)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(8,934)	(8,182)
Depreciation for the year	1,047	964
Impairment losses for the year	49	54
Depreciation and impairment losses reversed on disposals during the year	(235)	(100)
Effect of exchange rate adjustment	25	166
End of the year	(9,770)	(8,934)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(17,808)	(17,079)
Depreciation for the year	1,377	1,340
Impairment losses for the year	63	47
Depreciation and impairment losses reversed on disposals during the year	(1,346)	(343)
Effect of exchange rate adjustment	31	315
End of the year	(17,871)	(17,808)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(2,672)	(2,584)
Depreciation for the year	385	334
Impairment losses for the year	4	16
Depreciation and impairment losses reversed on disposals during the year	(163)	(178)
Effect of exchange rate adjustment	(8)	84
End of the year	(2,906)	(2,672)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	0	0
Depreciation for the year	0	0
Impairment losses for the year	0	0
Depreciation and impairment losses reversed on disposals during the year	0	0
Effect of exchange rate adjustment	0	0
End of the year	kr 0	kr 0